As filed with the Securities and Exchange Commission on May 17, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number 811 - 03758
                                                    -----------


                        MATRIX ADVISORS VALUE FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                747 THIRD AVENUE, 31ST FLOOR, NEW YORK, NY 10017
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  David A. Katz
                          747 Third Avenue, 31st Floor
                               New York, NY 10017
                               ------------------
                     (Name and address of agent for service)

                                1 (800) 366-6223
                                ----------------
               Registrant's telephone number, including area code

                                   Copies to:

                              Christopher J. Tafone
                     Paul, Hastings, Janofsky & Walker, LLP
                              75 East 55th Street,
                               New York, NY 10022

Date of fiscal year end: JUNE 30
                         -------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2006 (UNAUDITED)

                                               SHARES                  VALUE
                                             ----------            ------------
COMMON STOCKS - 98.5%

ADVERTISING - 1.1%
Interpublic Group of Companies, Inc.*           201,885            $  1,930,021
                                                                   ------------
BANK (MONEY CENTER) - 6.9%
Citigroup, Inc.                                 146,000               6,895,580
J.P. Morgan Chase & Co.                         128,500               5,350,740
                                                                   ------------
                                                                     12,246,320
                                                                   ------------
BANK (PROCESSING) - 3.5%
Bank of New York Co., Inc.                      171,000               6,162,840
                                                                   ------------
BANK (SUPER REGIONAL) - 3.8%
Bank of America Corp.                           146,484               6,670,881
                                                                   ------------
BIOTECHNOLOGY - 3.1%
Medimmune, Inc.*                                150,600               5,508,948
                                                                   ------------
COMPUTERS AND PERIPHERALS - 3.5%
American Power Conversion Co.                   265,000               6,124,150
                                                                   ------------
COMMERCIAL SERVICES - 0.3%
H&R Block, Inc.                                  22,000                 476,300
                                                                   ------------
DRUG - 7.2%
Pfizer, Inc.                                    270,896               6,750,728
Wyeth                                           124,000               6,016,480
                                                                   ------------
                                                                     12,767,208
                                                                   ------------
ELECTRICAL EQUIPMENT - 7.1%
General Electric Co.                            195,000               6,782,100
Tyco International Ltd.                         220,000               5,913,600
                                                                   ------------
                                                                     12,695,700
                                                                   ------------
ELECTRONICS - 7.2%
Symbol Technologies, Inc.                       596,260               6,308,431
Vishay Intertechnology, Inc.*                   454,000               6,464,960
                                                                   ------------
                                                                     12,773,391
                                                                   ------------
FINANCIAL SERVICES - 0.9%
First Data Corp.                                 36,000               1,685,520
                                                                   ------------
FOOD (DIVERSIFIED) - 0.4%
General Mills, Inc.                              15,000                 760,200
                                                                   ------------
INSURANCE (DIVERSIFIED) - 7.0%
American International Group, Inc.              100,000               6,609,000
Marsh & McLennan Companies, Inc.                202,000               5,930,720
                                                                   ------------
                                                                     12,539,720
                                                                   ------------
MEDIA - 7.4%
Comcast Corp.*                                  240,000               6,268,800
Time Warner, Inc.                               410,000               6,883,900
                                                                   ------------
                                                                     13,152,700
                                                                   ------------
MEDICAL INSTRUMENTS - 3.3%
Boston Scientific Corp.*                        255,000               5,877,750
                                                                   ------------

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2006 (UNAUDITED)

                                               SHARES                  VALUE
                                             ----------            ------------
COMMON STOCKS - 98.5%

OIL & GAS SERVICES - 4.6%
Chevron Corp.                                    48,000            $  2,782,560
Tidewater, Inc.                                  97,800               5,401,494
                                                                   ------------
                                                                      8,184,054
                                                                   ------------
RECREATION - 2.0%
Walt Disney Co.                                 129,100               3,600,599
                                                                   ------------
RETAIL STORE - 10.6%
Gap, Inc.                                       349,700               6,532,396
Ross Stores, Inc.                               185,000               5,400,150
Wal-Mart Stores, Inc.                           145,000               6,849,800
                                                                   ------------
                                                                     18,782,346
                                                                   ------------
SECURITIES BROKERAGE - 6.9%
Merrill Lynch & Co, Inc.                         69,400               5,465,944
Morgan Stanley Dean Witter & Co.                109,000               6,847,380
                                                                   ------------
                                                                     12,313,324
                                                                   ------------
SEMICONDUCTOR - 3.1%
Intel Corp.                                     281,000               5,437,350
                                                                   ------------
SEMICONDUCTOR (CAPITAL EQUIPMENT) - 3.3%
Novellus Systems, Inc.*                         246,500               5,916,000
                                                                   ------------
SOFTWARE - 3.8%
Microsoft Corp.                                 250,000               6,802,500
                                                                   ------------
TELECOMMUNICATIONS (EQUIPMENT) - 1.0%
Cisco Systems, Inc.*                             85,000               1,841,950
                                                                   ------------
THRIFT - 0.5%
Federal Home Loan Mortgage Co.                   14,000                 854,000
                                                                   ------------
TOTAL COMMON STOCKS (cost $151,415,288)                            $175,103,772
                                                                   ------------

                                              PRINCIPAL
                                                AMOUNT                 VALUE
                                             ----------            ------------
SHORT TERM INVESTMENTS - 1.4%
SEI Daily Income Trust Government Fund       $2,492,964            $  2,492,964
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (cost $2,492,964)
TOTAL INVESTMENTS IN SECURITIES  (COST $153,908,252+) - 99.9%      $177,596,736
Other Assets less Liabilities - 0.1%                                    162,776
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $177,759,512
                                                                   ============

* Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows+:

Cost of investments                                                $153,908,252
Gross unrealized appreciation                                      $ 28,256,623
Gross unrealized depreciation                                        (4,568,139)
                                                                   ------------
Net unrealized appreciation                                        $ 23,688,484
                                                                   ============

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Matrix Advisors Value Fund, Inc.


      By (Signature and Title)   /s/ DAVID A. KATZ
                                -------------------------------------------
                                David A. Katz, President

      Date May 10, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title)* /s/ DAVID A. KATZ
                                -------------------------------------------
                                David A. Katz, President/Treasurer

      Date May 10, 2006


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.